Investment Risks	Aug. 15, 2025
Defiance Leveraged Long + Income AAPL ETF | Apple Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of AAPL. This subjects the Fund to the risk that AAPL’s share price decreases. If the share price of AAPL decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of Apple Inc., the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income AAPL ETF | Indirect Investment in Apple Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Apple Inc. Risk. Apple Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Apple Inc. but will be exposed to the performance of Apple Inc. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to Apple Inc. but will be subject to declines in the performance of Apple Inc.

Defiance Leveraged Long + Income AAPL ETF | AAPL Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AAPL Trading Risk. The trading price of AAPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AAPL may be traded by short sellers which may put pressure on the supply and demand for the common stock of Apple Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Apple Inc. may additionally impact AAPL’s stock price due to Apple Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Apple Inc. in the past. While Apple Inc. continues to defend such actions, any judgment against Apple Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Apple Inc.’s attention and resources. If AAPL’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income AAPL ETF | Apple Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Inc. Performance Risk. Apple Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AAPL to decline. Apple Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Apple Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Apple Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Apple Inc. could decline significantly.

Defiance Leveraged Long + Income AAPL ETF | Technology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Industry Risk. The technology industry, including, in some instances, Apple Inc., is subject to intense media, political and regulatory scrutiny, which may expose Apple Inc. to increasing regulation, government investigations, legal actions and penalties.

From time to time, Apple Inc. has made changes to its App Store, including actions taken in response to competition, market and legal conditions. Apple Inc. may make further business changes in the future. New legislative initiatives, such as the proposed EU Digital Markets Act, could, if enacted, require further changes. These changes could include how and to what extent Apple Inc. charges developers for access to its platforms and manages distribution of apps outside of the App Store.

Apple Inc. is also currently subject to antitrust investigations in various jurisdictions around the world, which can result in legal proceedings and claims against Apple Inc. that could, individually or in the aggregate, have a materially adverse impact on Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. is the subject of investigations in Europe and other jurisdictions relating to App Store terms and conditions. If such investigations result in adverse findings against Apple Inc., it could be exposed to significant fines and may be required to make changes to its App Store business, all of which could materially adversely affect Apple Inc.’s business, results of operations and financial condition. Apple Inc. is also subject to litigation relating to the App Store, which has resulted in changes to Apple Inc.’s business practices, and may in the future result in further changes.

Further, Apple Inc. has commercial relationships with other companies in the technology industry that are or may become subject to investigations and litigation that, if resolved against those other companies, could adversely affect Apple Inc.’s commercial relationships with those business partners and materially adversely affect Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. earns revenue from licensing arrangements with other companies to offer their search services on Apple Inc.’s platforms and apps, and certain of these arrangements are currently subject to government investigations and legal proceedings.

There can be no assurance Apple Inc.’s business will not be materially adversely affected, individually or in the aggregate, by the outcomes of such investigations, litigation or changes to laws and regulations in the future. Changes to Apple Inc.’s business practices to comply with new laws and regulations or in connection with other legal proceedings could negatively impact the reputation of Apple Inc.’s products for privacy and security and otherwise adversely affect the experience for users of Apple Inc.’s products and services, and result in harm to Apple Inc.’s reputation, loss of competitive advantage, poor market acceptance, reduced demand for products and services, and lost sales.

Defiance Leveraged Long + Income AAPL ETF | Global Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Global Events Risk. Apple Inc.’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions can harm or disrupt international commerce and the global economy, and could have a material adverse effect on Apple Inc. and its customers, suppliers, contract manufacturers, logistics providers, distributors, cellular network carriers and other channel partners.

Apple Inc. has a large, global business with sales outside the U.S. representing a majority of Apple Inc.’s total net sales, and Apple Inc. believes that it generally benefits from growth in international trade. Substantially all of Apple Inc.’s manufacturing is performed in whole or in part by outsourcing partners located primarily in Asia, including China mainland, India, Japan, South Korea, Taiwan and Vietnam. Trade policies and disputes and other international conflicts can result in tariffs, sanctions and other measures that restrict international trade, and can materially adversely affect Apple Inc.’s business, particularly if these measures occur in regions where Apple Inc. derives a significant portion of its revenues and/or has significant supply chain operations. For example, tensions between the U.S. and China have led to a series of tariffs being imposed by the U.S. on imports from China mainland, as well as other business restrictions. Tariffs increase the cost of Apple Inc.’s products and the components and raw materials that go into making them. These increased costs can adversely impact the gross margin that Apple Inc. earns on its products. Tariffs can also make Apple Inc.’s products more expensive for customers, which could make Apple Inc.’s products less competitive and reduce consumer demand. Countries may also adopt other measures, such as controls on imports or exports of goods, technology or data, that could adversely impact Apple Inc.’s operations and supply chain and limit Apple Inc.’s ability to offer its products and services as designed. These measures can require Apple Inc. to take various actions, including changing suppliers, restructuring business relationships, and ceasing to offer third-party applications on its platforms. Changing Apple Inc.’s operations in accordance with new or changed trade restrictions can be expensive, time-consuming and disruptive to Apple Inc.’s operations. Such restrictions can be announced with little or no advance notice and Apple Inc. may not be able to effectively mitigate all adverse impacts from such measures. If disputes and conflicts further escalate in the future, actions by governments in response could be significantly more severe and restrictive and could materially adversely affect Apple Inc.’s business. Political uncertainty surrounding trade and other international disputes could also have a negative effect on consumer confidence and spending, which could adversely affect Apple Inc.’s business.

Defiance Leveraged Long + Income AAPL ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income AAPL ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income AAPL ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income AAPL ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income AAPL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income AAPL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income AAPL ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income AAPL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income AAPL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income AAPL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income AAPL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income AAPL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income AAPL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income AAPL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income AAPL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income AAPL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income AAPL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income AAPL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income AAPL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income AAPL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income AAPL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income AAPL ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income AAPL ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income AMD ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income AMD ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income AMD ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income AMD ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income AMD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income AMD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income AMD ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income AMD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income AMD ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income AMD ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income AMD ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income AMD ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income AMD ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income AMD ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income AMD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income AMD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income AMD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income AMD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income AMD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income AMD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income AMD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income AMD ETF | AMD, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AMD, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of AMD. This subjects the Fund to the risk that AMD’s share price decreases. If the share price of AMD decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of AMD, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income AMD ETF | Indirect Investment in AMD, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in AMD, Inc. Risk. AMD, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AMD, Inc. but will be exposed to the performance of AMD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income AMD ETF | AMD Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AMD Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put pressure on the supply and demand for the common stock of AMD, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of AMD, Inc. may additionally impact AMD, Inc.’s stock price due to AMD, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AMD, Inc. in the past. While AMD, Inc. continues to defend such actions, any judgment against AMD, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of AMD, Inc.’s attention and resources. If AMD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income AMD ETF | AMD, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AMD, Inc. Performance Risk. AMD, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. AMD, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMD, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AMD, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMD, Inc. could decline significantly.

Defiance Leveraged Long + Income AMD ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Defiance Leveraged Long + Income AMD ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income AMD ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income AMZN ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income AMZN ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income AMZN ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income AMZN ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income AMZN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income AMZN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income AMZN ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income AMZN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income AMZN ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income AMZN ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income AMZN ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income AMZN ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income AMZN ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income AMZN ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income AMZN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income AMZN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income AMZN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income AMZN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income AMZN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income AMZN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income AMZN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income AMZN ETF | Amazon.com, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Amazon.com, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of AMZN. This subjects the Fund to the risk that AMZN’s share price decreases. If the share price of AMZN decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of AMZN, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income AMZN ETF | Indirect Investment in Amazon.com, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Amazon.com, Inc. Risk. Amazon.com, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Amazon.com, Inc. but will be exposed to the performance of AMZN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income AMZN ETF | AMZN Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AMZN Trading Risk. The trading price of AMZN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMZN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Amazon.com, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Amazon.com, Inc. may additionally impact AMZN’s stock price due to Amazon.com, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Amazon.com, Inc. in the past. While Amazon.com, Inc. continues to defend such actions, any judgment against Amazon.com, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Amazon.com, Inc.’s attention and resources. If AMZN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income AMZN ETF | Amazon.com, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Amazon.com, Inc. Performance Risk. Amazon.com, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of Amazon.com, Inc. to decline. Amazon.com, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Amazon.com, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Amazon.com, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Amazon.com, Inc. could decline significantly.

Defiance Leveraged Long + Income AMZN ETF | Internet & Direct Marketing Retail Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Internet & Direct Marketing Retail Risk. Companies, such as Amazon.com, Inc., that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Defiance Leveraged Long + Income AMZN ETF | New Products and Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Products and Services Risk. Amazon.com, Inc. has expanded its product offerings over time to include additional segments, such as cloud computing and digital subscriptions services. Expansion of products and services across additional markets exposes Amazon.com, Inc. to additional risks related to these markets. In addition, as new products and offerings are developed, Amazon.com, Inc. may have limited or no experience in these newer market segments, and Amazon.com, Inc.’s customers may not adopt these product or service offerings. These offerings, which can present new and difficult technology challenges, may subject Amazon.com, Inc. to claims if customers of these offerings experience, or are otherwise impacted by, service disruptions, delays, setbacks, or failures or quality issues. In addition, profitability or other intended benefits, if any, in newer activities may not meet Amazon.com, Inc.’s expectations, and Amazon.com, Inc. may not be successful enough in these newer activities to recoup its investments in them, which investments are often significant. Failure to realize the benefits of amounts Amazon.com, Inc. invests in new technologies, products, or services could result in the value of those investments being written down or written off.

Defiance Leveraged Long + Income AMZN ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income AMZN ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income BRK.B ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income BRK.B ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income BRK.B ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income BRK.B ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income BRK.B ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income BRK.B ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income BRK.B ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income BRK.B ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income BRK.B ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income BRK.B ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income BRK.B ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income BRK.B ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income BRK.B ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income BRK.B ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income BRK.B ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income BRK.B ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income BRK.B ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income BRK.B ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income BRK.B ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income BRK.B ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income BRK.B ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income BRK.B ETF | Berkshire Hathaway Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Berkshire Hathaway Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of BRK.B. This subjects the Fund to the risk that BRK.B’s share price decreases. If the share price of BRK.B decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of BRK.B, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income BRK.B ETF | Indirect Investment in Berkshire Hathaway Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Berkshire Hathaway Inc. Risk. Berkshire Hathaway Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Berkshire Hathaway Inc. but will be exposed to the performance of BRK.B (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income BRK.B ETF | BRK.B Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BRK.B Trading Risk. The trading price of BRK.B may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BRK.B may be traded by short sellers which may put pressure on the supply and demand for the common stock of Berkshire Hathaway Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Berkshire Hathaway Inc. may additionally impact BRK.B’s stock price due to Berkshire Hathaway Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Berkshire Hathaway Inc. in the past. While Berkshire Hathaway Inc. continues to defend such actions, any judgment against Berkshire Hathaway Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Berkshire Hathaway Inc.’s attention and resources. If BRK.B trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income BRK.B ETF | Berkshire Hathaway Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Berkshire Hathaway Inc. Performance Risk. Berkshire Hathaway Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BRK.B to decline. Berkshire Hathaway Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Berkshire Hathaway Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Berkshire Hathaway Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Berkshire Hathaway Inc. could decline significantly.

Defiance Leveraged Long + Income BRK.B ETF | Diversified Financial Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Diversified Financial Services Industry Risk. The diversified financial services industry is comprised of financial services companies which have no dominant business line, but instead provide, or else hold interests in, a range of services which cross multiple financial industries. As such, investments in this industry may be subject to the same risks posed by investments in the preceding three industries, including adverse changes to interest rates, general economic conditions, market competition, and applicable regulations.

Defiance Leveraged Long + Income BRK.B ETF | Warren Buffet’s Influence on BRK.B Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warren Buffet’s Influence on BRK.B Risk. The price of BRK.B may be significantly influenced by the leadership and public presence of its long-time Chairman and CEO, Warren E. Buffett. Mr. Buffett has played a central role in shaping Berkshire Hathaway’s corporate strategy, investment decisions, and public image. It has been announced that Mr. Buffett will step down as CEO on January 1, 2026, with Greg Abel, currently Vice Chairman of Non-Insurance Operations and Chairman of Berkshire Hathaway Energy, set to assume the role. While this succession plan may provide continuity, Mr. Buffett’s ongoing role as Chairman and his continued involvement in the company are likely to remain closely watched by investors. Any developments related to Mr. Buffett’s health, level of involvement, or potential departure as Chairman could lead to increased volatility in BRK.B’s price. Additionally, investor sentiment may shift as the market assesses Mr. Abel’s leadership and any potential changes in Berkshire Hathaway’s strategic direction. Given Mr. Buffett’s longstanding influence, the transition may introduce uncertainty, and BRK.B’s valuation could be subject to sudden and unpredictable changes, which may materially impact the Fund’s performance.

Defiance Leveraged Long + Income BRK.B ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income BRK.B ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income COIN ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income COIN ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement

Defiance Leveraged Long + Income COIN ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income COIN ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income COIN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income COIN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income COIN ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income COIN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income COIN ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income COIN ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income COIN ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income COIN ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income COIN ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income COIN ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income COIN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income COIN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income COIN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income COIN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income COIN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income COIN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income COIN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income COIN ETF | Coinbase Global, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Coinbase Global, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of COIN. This subjects the Fund to the risk that COIN’s share price decreases. If the share price of COIN decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of COIN, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income COIN ETF | Indirect Investment in Coinbase Global, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Coinbase Global, Inc. Risk. Coinbase Global, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Coinbase Global, Inc. but will be exposed to the performance of COIN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income COIN ETF | COIN Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

COIN Trading Risk. The trading price of COIN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of COIN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Coinbase Global, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Coinbase Global, Inc. may additionally impact COIN’s stock price due to Coinbase Global, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Coinbase Global, Inc. in the past. While Coinbase Global, Inc. continues to defend such actions, any judgment against Coinbase Global, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Coinbase Global, Inc.’s attention and resources. If COIN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income COIN ETF | Coinbase Global, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Coinbase Global, Inc. Performance Risk. Coinbase Global, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COIN to decline. Coinbase Global, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Coinbase Global, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Coinbase Global, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Coinbase Global, Inc. could decline significantly.

Defiance Leveraged Long + Income COIN ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets Risk. Although the Fund does not directly invest in digital assets, it is exposed to their risks through options contracts referencing COIN. Digital asset technologies are highly disruptive and uncertain, and rapid technological advances may render existing assets obsolete. Additionally, intellectual property disputes among digital asset companies may undermine confidence in their viability. Digital asset marketplaces are often unregulated and may shut down due to fraud, security breaches, technical failures, or external attacks. These assets are typically stored in digital wallets, accessible only via private keys—if lost or stolen, the assets may be irretrievable. Digital assets also face manipulation risks and reliance on third-party products with potential vulnerabilities. Historically, digital assets have exhibited extreme price volatility and may become highly illiquid in stressed markets. Their value is not necessarily correlated to traditional economic or market forces, and demand for a digital asset could collapse, potentially driving its value to zero.

Defiance Leveraged Long + Income COIN ETF | Financials Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Companies Risk. Financial companies, such as retail and commercial banks, brokerage firms, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation, on any financial company or on the financials sector as a whole cannot be predicted. The financials sector can be a target or cyberattacks, and may experience technology malfunctions and disruptions. These risks may be amplified for companies that operate online and digital platforms. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector.

Defiance Leveraged Long + Income COIN ETF | Blockchain Related Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Related Company Risk. The performance of COIN, and consequently the Fund, is subject to risks associated with blockchain-related companies. Blockchain is a decentralized digital ledger that records cryptocurrency transactions, but its applications remain largely untested. Companies in this sector face volatile adoption rates, intense competition, and potential product obsolescence. Their financial performance is often tied to fluctuations in digital asset prices. Many blockchain companies operate with limited regulatory oversight, but stricter regulations could increase costs, restrict business activities, or even lead to prohibitions. Conversely, clearer regulations may benefit some companies. Additionally, blockchain firms store sensitive consumer data, making them targets for cybersecurity threats and theft. Loss or compromise of cryptographic keys could also result in irreversible asset losses.

Defiance Leveraged Long + Income COIN ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income COIN ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income GOOGL ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income GOOGL ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income GOOGL ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income GOOGL ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income GOOGL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income GOOGL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income GOOGL ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income GOOGL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income GOOGL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income GOOGL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income GOOGL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income GOOGL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income GOOGL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income GOOGL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income GOOGL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income GOOGL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income GOOGL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income GOOGL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income GOOGL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income GOOGL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income GOOGL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income GOOGL ETF | Alphabet, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alphabet, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of GOOGL. This subjects the Fund to the risk that GOOGL’s share price decreases. If the share price of GOOGL decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of GOOGL, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income GOOGL ETF | Indirect Investment in Alphabet, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Alphabet, Inc. Risk. Alphabet, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Alphabet, Inc. but will be exposed to the performance of GOOGL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income GOOGL ETF | GOOGL Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

GOOGL Trading Risk. The trading price of GOOGL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of GOOGL may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of Alphabet Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Alphabet Inc. may additionally impact GOOGL’s stock price due to Alphabet Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Alphabet Inc. in the past. Additionally, the U.S. Department of Justice (DOJ), various U.S. states, and other plaintiffs have filed, and may continue to file in the future, several antitrust lawsuits about various aspects of GOOGL’s business, including its advertising technologies and practices, the operation and distribution of Google Search, and the operation and distribution of the Android operating system and Play Store. While Alphabet Inc. continues to defend such actions, any judgment against Alphabet Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Alphabet Inc.’s attention and resources. If GOOGL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income GOOGL ETF | Alphabet Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alphabet Inc. Performance Risk. Alphabet Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GOOGL to decline. Alphabet Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Alphabet Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Alphabet Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Alphabet Inc. could decline significantly.

Defiance Leveraged Long + Income GOOGL ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Defiance Leveraged Long + Income GOOGL ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income GOOGL ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income HIMS ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income HIMS ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income HIMS ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income HIMS ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income HIMS ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income HIMS ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income HIMS ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income HIMS ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income HIMS ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income HIMS ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income HIMS ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income HIMS ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income HIMS ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income HIMS ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income HIMS ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income HIMS ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income HIMS ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income HIMS ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income HIMS ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income HIMS ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income HIMS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hims & Hers Health Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of HIMS. This subjects the Fund to the risk that HIMS’s share price decreases. If the share price of HIMS decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of HIMS, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income HIMS ETF | Indirect Investment in Hims & Hers Health Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Hims & Hers Health Inc. Risk. Hims & Hers Health Inc. is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Hims, Inc but will be exposed to the performance of HIMS (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Defiance Leveraged Long + Income HIMS ETF | HIMS Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

HIMS Trading Risk. The trading price of HIMS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HIMS, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HIMS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HIMS, trading in shares of related funds may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income HIMS ETF | Hims & Hers Health Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hims & Hers Health Inc. Performance Risk. Hims & Hers Health Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HIMS to decline. Hims & Hers Health Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Hims & Hers Health Inc. provides may not ultimately be accurate. If Hims & Hers Health Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Hims & Hers Health Inc. could decline significantly.

Defiance Leveraged Long + Income HIMS ETF | Healthcare Providers & Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Providers & Services Industry Risk. The healthcare providers and services industry can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Defiance Leveraged Long + Income HIMS ETF | Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Business Risk. Hims & Hers Health Inc.’s limited operating history and evolving business model make it difficult to evaluate its prospects, and fluctuations in its operational results and key performance metrics could lead to unmet investor expectations. The ability to expand offerings, attract and retain customers, and navigate evolving privacy, healthcare, and regulatory frameworks is critical; failure in these areas could materially and adversely impact Hims & Hers Health Inc.’s business and financial condition. Hims & Hers Health Inc. operates in highly competitive markets, facing challenges from established healthcare providers, retailers, pharmaceutical companies, and technology firms, which may affect its competitive position. Additionally, the success of Hims & Hers Health Inc. is heavily reliant on its brand reputation, relationships with healthcare providers and medical groups, and compliance with complex healthcare and pharmacy regulations. Security breaches, data loss, legal proceedings, or regulatory changes could harm its operations and reputation. Hims & Hers Health Inc. may require additional capital to support growth, which may not be available on favorable terms. Furthermore, its dual-class stock structure concentrates voting power with the company’s CEO, limiting investors’ influence on critical decisions.

Defiance Leveraged Long + Income HIMS ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income HIMS ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income HOOD ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income HOOD ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income HOOD ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income HOOD ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income HOOD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income HOOD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income HOOD ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income HOOD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income HOOD ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income HOOD ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income HOOD ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income HOOD ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income HOOD ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○

Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income HOOD ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income HOOD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income HOOD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income HOOD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income HOOD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income HOOD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income HOOD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income HOOD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Robinhood Markets, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of HOOD. This subjects the Fund to the risk that HOOD’s share price decreases. If the share price of HOOD decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of HOOD, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income HOOD ETF | Indirect Investment in Robinhood Markets, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Robinhood Markets, Inc. Risk. Robinhood Markets, Inc. is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Robinhood Markets, Inc. but will be exposed to the performance of HOOD (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Defiance Leveraged Long + Income HOOD ETF | HOOD Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

HOOD Trading Risk. The trading price of HOOD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HOOD, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HOOD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HOOD, trading in shares of related funds may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Robinhood Markets, Inc. Performance Risk. Robinhood Markets, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HOOD to decline. Robinhood Markets, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Robinhood Markets, Inc. provides may not ultimately be accurate. If Robinhood Markets, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Robinhood Markets, Inc. could decline significantly.

Defiance Leveraged Long + Income HOOD ETF | Robinhood Markets, Inc. Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Robinhood Markets, Inc. Operational Risk. Robinhood Markets, Inc.’s plans to venture into new international markets introduces significant uncertainties that may not yield desired outcomes. Operations are subject to complex and evolving laws, with non-compliance posing threats to Robinhood Markets, Inc.’s business. Past and potential future regulatory investigations, settlements, and litigation could lead to substantial costs and reputational damage. Intense competition from rivals with greater resources threatens Robinhood Markets, Inc.’s market position and revenue. Failure to retain existing customers or attract new ones, coupled with reduced usage of products and services, may result in declining revenue. Moreover, failure to develop and monetize innovative offerings could diminish competitiveness and revenue streams.

Dependence on complex software and systems entails the risk of interruptions, instability, and flaws, potentially disrupting operations. Reliance on third-party entities for critical functions exposes the company to risks associated with their performance. Additionally, incorporating AI technologies presents business, compliance, and reputational risks. Cybersecurity breaches targeting the company’s systems or customer data could lead to significant financial and reputational damage. Failure to maintain required net capital levels may result in restrictions and regulatory actions.

Risks associated with the effectiveness of compliance and risk management policies and procedures may impact operations under different market conditions. Operating in the highly volatile digital asset market exposes the company to uncertainties and fluctuations affecting trading volumes and revenues.

Regulatory uncertainties surrounding digital asset classification and compliance could lead to scrutiny, fines, and penalties. The complexity of rapidly evolving and difficult-to-interpret digital asset laws and regulations poses challenges and compliance risks. Offering payment and spending services introduces risks related to illegal payments, customer asset loss, disputes, and liabilities. Future issuances of stock may lead to significant dilution, impacting shareholder value. Lastly, concentrated voting power with founders and multi-class stock structures limit shareholder influence over company decisions.

Defiance Leveraged Long + Income HOOD ETF | Financial Exchanges and Data Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Exchanges and Data Industry Risk. The industry is highly susceptible to fluctuations in economic conditions, changes in market sentiment, and regulatory alterations, which can significantly affect market volatility and trading volumes. Technological disruptions or failures, including cybersecurity breaches, could compromise user data and disrupt trading activities, potentially leading to financial losses for both the company and its users. Additionally, the competitive landscape, with rapid technological advancements and the emergence of new competitors, could impact HOOD’s market share and profitability. Such factors could adversely affect HOOD’s business performance and stock price and, in turn, negatively impact the Fund.

Defiance Leveraged Long + Income HOOD ETF | Global Crypto Asset Trading Platform Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Global Crypto Asset Trading Platform Risk. Robinhood Markets, Inc. has announced plans to expand its crypto asset business. Such an expansion will subject Robinhood Markets, Inc. to risks related to regulatory compliance, such as the potential for increased scrutiny, enhanced anti-money laundering (AML) and know your customer (KYC) requirements, and the need for additional licenses in various jurisdictions. Operational risks will also arise from the complexities of integrating the new platform’s operations, technology, and culture, as well as the need to bolster system security and manage a more extensive technology infrastructure. Market risks, including high volatility and liquidity management challenges, will become more pronounced. Reputational risks could emerge from potential security breaches, operational failures, or regulatory violations, affecting customer trust and market perception. Legal risks may increase due to potential litigation and intellectual property issues. Additionally, Robinhood Markets, Inc. will be subject to financial risks associated with the capital investment required for the expansion.

Defiance Leveraged Long + Income HOOD ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income HOOD ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income META ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income META ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income META ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income META ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income META ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income META ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income META ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income META ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income META ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income META ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income META ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income META ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income META ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income META ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income META ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income META ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income META ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income META ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income META ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income META ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income META ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income META ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Defiance Leveraged Long + Income META ETF | Meta Platforms, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Meta Platforms, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of META. This subjects the Fund to the risk that META’s share price decreases. If the share price of META decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of META, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income META ETF | Indirect Investment in Meta Platforms, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Meta Platforms, Inc. Risk. Meta Platforms, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Meta Platforms, Inc. but will be exposed to the performance of META (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income META ETF | META Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

META Trading Risk. The trading price of META may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of META may be traded by short sellers which may put pressure on the supply and demand for the common stock of Meta Platforms, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Meta Platforms, Inc. may additionally impact META’s stock price due to Meta Platforms, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Meta Platforms, Inc. in the past. While Meta Platforms, Inc. continues to defend such actions, any judgment against Meta Platforms, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Meta Platforms, Inc.’s attention and resources. If META trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income META ETF | Meta Platforms, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Meta Platforms, Inc. Performance Risk. Meta Platforms, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of META to decline. Meta Platforms, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Meta Platforms, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Meta Platforms, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Meta Platforms, Inc. could decline significantly.

Defiance Leveraged Long + Income META ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income META ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income NFLX ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income NFLX ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income NFLX ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income NFLX ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income NFLX ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income NFLX ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income NFLX ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income NFLX ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income NFLX ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income NFLX ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income NFLX ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income NFLX ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income NFLX ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income NFLX ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income NFLX ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income NFLX ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income NFLX ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income NFLX ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income NFLX ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income NFLX ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income NFLX ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income NFLX ETF | Netflix, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Netflix, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of NFLX. This subjects the Fund to the risk that NFLX’s share price decreases. If the share price of NFLX decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of NFLX, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income NFLX ETF | Indirect Investment in Netflix, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Netflix, Inc. Risk. Netflix, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Netflix, Inc. but will be exposed to the performance of NFLX (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income NFLX ETF | NFLX Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NFLX Trading Risk. The trading price of NFLX may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NFLX may be traded by short sellers which may put pressure on the supply and demand for the common stock of Netflix, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Netflix, Inc. may additionally impact NFLX’s stock price due to Netflix, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Netflix, Inc. in the past. While Netflix, Inc. continues to defend such actions, any judgment against Netflix, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Netflix, Inc.’s attention and resources. If NFLX trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income NFLX ETF | Netflix, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Netflix, Inc. Performance Risk. Netflix, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NFLX to decline. Netflix, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Netflix, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Netflix, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Netflix, Inc. could decline significantly.

Defiance Leveraged Long + Income NFLX ETF | Entertainment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Entertainment Industry Risk. The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

Defiance Leveraged Long + Income NFLX ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income NFLX ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income NVDA ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income NVDA ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income NVDA ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income NVDA ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income NVDA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income NVDA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income NVDA ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income NVDA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income NVDA ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income NVDA ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income NVDA ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income NVDA ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income NVDA ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income NVDA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income NVDA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income NVDA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income NVDA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income NVDA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income NVDA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income NVDA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income NVDA ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Defiance Leveraged Long + Income NVDA ETF | Nvidia Corporation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nvidia Corporation Risk. The Fund invests in swap contracts and options that are based on the share price of NVDA. This subjects the Fund to the risk that NVDA’s share price decreases. If the share price of NVDA decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of NVDA, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income NVDA ETF | Indirect Investment in Nvidia Corporation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Nvidia Corporation Risk. Nvidia Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Nvidia Corporation. but will be exposed to the performance of NVDA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income NVDA ETF | NVDA Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NVDA Trading Risk. The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Nvidia Corporation, further influencing volatility in its market price. Public perception and other factors outside of the control of Nvidia Corporation may additionally impact NVDA’s stock price due to Nvidia Corporation garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Nvidia Corporation in the past. While Nvidia Corporation continues to defend such actions, any judgment against Nvidia Corporation, or any future stockholder litigation could result in substantial costs and a diversion of the management of Nvidia Corporation’s attention and resources. If NVDA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income NVDA ETF | Nvidia Corporation Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nvidia Corporation Performance Risk. Nvidia Corporation may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. Nvidia Corporation provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Nvidia Corporation provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Nvidia Corporation’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Nvidia Corporation could decline significantly.

Nvidia Corporation’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

Defiance Leveraged Long + Income NVDA ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income NVDA ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income PLTR ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income PLTR ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income PLTR ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income PLTR ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income PLTR ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income PLTR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income PLTR ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income PLTR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income PLTR ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income PLTR ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income PLTR ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income PLTR ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income PLTR ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income PLTR ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income PLTR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income PLTR ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income PLTR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income PLTR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income PLTR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income PLTR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income PLTR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Palantir Technologies Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of PLTR. This subjects the Fund to the risk that PLTR’s share price decreases. If the share price of PLTR decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of PLTR, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income PLTR ETF | Indirect Investment in Palantir Technologies Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Palantir Technologies Inc. Risk. Palantir Technologies Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PLTR but will be exposed to the performance of PLTR (the Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income PLTR ETF | PLTR Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PLTR Trading Risk. The trading price of PLTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PLTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of PLTR, further influencing volatility in its market price. Public perception and other factors outside of the control of PLTR may additionally impact PLTR’s stock price due to PLTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PLTR in the past. While PLTR continues to defend such actions, any judgment against PLTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of PLTR’s attention and resources. If PLTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income PLTR ETF | Palantir Technologies Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Palantir Technologies Inc. Performance Risk. Palantir Technologies Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PLTR to decline. Palantir Technologies Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Palantir Technologies Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Palantir Technologies Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Palantir Technologies Inc. could decline significantly.

Defiance Leveraged Long + Income PLTR ETF | Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Defiance Leveraged Long + Income PLTR ETF | AI Platform Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AI Platform Risk. Palantir Technologies Inc. has launched an AI (artificial intelligence) platform, which subjects Palantir Technologies Inc. to additional risks, including challenges in developing and deploying new technologies to meet customer needs and ensuring compatibility with third-party products and services. Palantir Technologies Inc. may struggle to hire, retain, and train qualified personnel, which is crucial for meeting customer demand. The use of AI could lead to reputational harm or liability issues, and there may be difficulties in obtaining, maintaining, protecting, and enforcing intellectual property rights. Additionally, the platform could encounter real or perceived errors, failures, defects, or bugs, and reliance on third-party technology could pose risks if it becomes difficult to replace or causes errors. Finally, Palantir Technologies Inc.’s AI platform will be subject to complex and evolving U.S. and non-U.S. laws and regulations regarding privacy, data protection, security, and technology protection.

Defiance Leveraged Long + Income PLTR ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income PLTR ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income SMCI ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income SMCI ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income SMCI ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income SMCI ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income SMCI ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income SMCI ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income SMCI ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income SMCI ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income SMCI ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income SMCI ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income SMCI ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income SMCI ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income SMCI ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income SMCI ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income SMCI ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income SMCI ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income SMCI ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income SMCI ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income SMCI ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income SMCI ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income SMCI ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Super Micro Computer, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of SMCI. This subjects the Fund to the risk that SMCI’s share price decreases. If the share price of SMCI decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of SMCI, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income SMCI ETF | Indirect Investment in Super Micro Computer, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in Super Micro Computer, Inc. Risk. Super Micro Computer, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Super Micro Computer, Inc. but will be exposed to the performance of SMCI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Leveraged Long + Income SMCI ETF | SMCI Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SMCI Trading Risk. The trading price of SMCI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SMCI may be traded by short sellers which may put pressure on the supply and demand for the common stock of Super Micro Computer, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Super Micro Computer, Inc. may additionally impact SMCI’s stock price due to Super Micro Computer, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Super Micro Computer, Inc. in the past. While Super Micro Computer, Inc. continues to defend such actions, any judgment against Super Micro Computer, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Super Micro Computer, Inc.’s attention and resources. If SMCI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income SMCI ETF | Super Micro Computer, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Super Micro Computer, Inc. Performance Risk. Super Micro Computer, Inc. faces several operational and execution risks that could adversely impact its business operations and financial performance. Adverse economic conditions may harm the company’s overall business, while recent events in eastern Europe and the Taiwan Strait pose additional challenges and uncertainties. Fluctuations in quarterly operating results, unpredictability in revenue and margins, and the concentration of larger customers and sales opportunities are factors contributing to operational volatility. Additionally, failure to meet financial guidance, challenges in securing favorable financing, and risks associated with inventory management and supply chain disruptions further compound these risks. Cybersecurity threats, difficulties in expanding and retaining the sales force, and potential conflicts of interest with affiliated companies add complexity to operational management. Moreover, reliance on key personnel, potential confusion in sales channels, and challenges in attracting and integrating key employees also contribute to operational uncertainties.

Defiance Leveraged Long + Income SMCI ETF | Strategic and Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Strategic and Industry Risk. Expanding international operations, managing growth effectively, and responding to technological trends are critical strategic challenges for Super Micro Computer, Inc. The company operates in a highly competitive market, and industry consolidation could intensify competition. Dependence on suppliers, indirect sales channels, and the need for continuous product innovation further highlight industry-specific risks. Quality control issues, fluctuations in corporate ventures, and challenges in managing international business operations also pose strategic concerns for Super Micro Computer, Inc.

Defiance Leveraged Long + Income SMCI ETF | Additional & Technology-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Additional & Technology-Related Risk. Super Micro Computer, Inc. faces additional risks specific to its operations, including significant reliance on a limited number of key suppliers, which could disrupt production if supply chain issues arise. Super Micro Computer, Inc. is also vulnerable to rapid technological changes in the industry, necessitating continuous innovation and investment in research and development. Super Micro Computer, Inc.’s global operations expose it to geopolitical risks, currency fluctuations, and compliance with diverse regulatory environments. Moreover, Super Micro Computer, Inc.’s dependence on key personnel means that the loss of any critical team members could adversely affect its business.

Defiance Leveraged Long + Income SMCI ETF | Delisting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Delisting Risk. Super Micro Computer, Inc. previously announced that it had received a notification letter from Nasdaq, dated September 17, 2024, indicating that the company was not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires timely filing of periodic reports with the SEC. This notice was triggered by SMCI’s delay in filing its Annual Report on Form 10-K for the fiscal year ended June 30, 2024. On February 25, 2025, SMCI filed its Form 10-K, along with its Quarterly Reports on Form 10-Q for the first and second quarters of its fiscal year 2025, thereby regaining compliance with Nasdaq’s reporting requirements. While SMCI is currently in good standing with respect to Nasdaq listing standards, there can be no assurance that it will continue to meet its reporting obligations in a timely manner in the future. Any future failure to comply with Nasdaq’s listing requirements, including timely filings, could result in SMCI’s common stock being delisted from Nasdaq, which would prevent the Fund from continuing to operate.

Defiance Leveraged Long + Income SMCI ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income SMCI ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income TSLA ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income TSLA ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Leveraged Long + Income TSLA ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Leveraged Long + Income TSLA ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income TSLA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may have economic exposure that is concentrated in the industry or industries, if any, assigned to the Underling Security. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income TSLA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Defiance Leveraged Long + Income TSLA ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Underlying Security over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Underlying Security experiences consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Underlying Security experiences consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Underlying Security and the length of time an investment is held. Greater volatility in the Underlying Security’s price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Underlying Security’s cumulative return. This effect may lead to performance that is either greater or less than the expected range of 1.5 to 2 times the Underlying Security’s performance over an extended period.

Fund performance over periods longer than a single day will be affected by various factors, including: (i) the volatility of the Underlying Security; (ii) the Underlying Security’s cumulative performance over the period; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Underlying Security.

If the Underlying Security experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Underlying Security remains relatively unchanged over time. For example, if the Underlying Security exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income TSLA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Leveraged Long + Income TSLA ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income TSLA ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income TSLA ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income TSLA ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income TSLA ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○

Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income TSLA ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Defiance Leveraged Long + Income TSLA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income TSLA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income TSLA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income TSLA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income TSLA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income TSLA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income TSLA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income TSLA ETF | Tesla, Inc. Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla, Inc. Risk. The Fund invests in swap contracts and options that are based on the share price of TSLA. This subjects the Fund to the risk that TSLA’s share price decreases. If the share price of TSLA decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of TSLA, the Fund may also be subject to the following risks:

Defiance Leveraged Long + Income TSLA ETF | Indirect Investment in TSLA Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (an Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Defiance Leveraged Long + Income TSLA ETF | TSLA Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Leveraged Long + Income TSLA ETF | Tesla, Inc. Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Defiance Leveraged Long + Income TSLA ETF | Electric Vehicles Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Defiance Leveraged Long + Income TSLA ETF | Automotive Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Defiance Leveraged Long + Income TSLA ETF | Elon Musk’s Influence on TSLA Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Elon Musk’s Influence on TSLA Risk. The Fund’s performance is closely tied to the stock price of TSLA, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in TSLA’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, TSLA’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

Defiance Leveraged Long + Income TSLA ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income TSLA ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.